STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 2.5%
Aptiv	20,913	[a]	2,856,298
BorgWarner	18,032		790,703
Ford Motor	302,529		6,141,339
General Motors	113,619	[a]	5,991,130
Tesla	63,236	[a]	59,234,426
			75,013,896
Banks - 4.2%
Bank of America	559,863		25,832,079
Citigroup	154,251		10,044,825
Citizens Financial Group	32,874		1,692,025
Comerica	10,790		1,001,096
Fifth Third Bancorp	52,838		2,358,160
First Republic Bank	13,990		2,428,524
Huntington Bancshares	112,998		1,701,750
JPMorgan Chase & Co.	229,734		34,138,472
KeyCorp	73,944		1,853,037
M&T Bank	9,864		1,670,764
People's United Financial	36,583		708,979
Regions Financial	73,009		1,674,826
Signature Bank	4,560		1,389,113
SVB Financial Group	4,550	[a]	2,656,745
The PNC Financial Services Group	32,855		6,767,801
Truist Financial	104,380		6,557,152
U.S. Bancorp	105,504		6,139,278
Wells Fargo & Co.	309,957		16,675,687
Zions Bancorp	11,564		784,270
			126,074,583
Capital Goods - 5.2%
3M	44,708		7,422,422
A.O. Smith	9,685		740,128
Allegion	7,228		887,092
AMETEK	18,169		2,484,974
Carrier Global	67,192		3,203,715
Caterpillar	42,031		8,471,768
Cummins	11,234		2,481,366
Deere & Co.	21,864		8,229,610
Dover	11,284		1,917,264
Eaton	30,986		4,909,112
Emerson Electric	46,464		4,272,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.2% (continued)
Fastenal	44,820		2,540,398
Fortive	28,148		1,985,560
Fortune Brands Home & Security	10,390		978,426
Generac Holdings	4,918	[a]	1,388,745
General Dynamics	17,797		3,774,744
General Electric	85,204		8,050,074
Honeywell International	53,516		10,942,952
Howmet Aerospace	31,128		967,770
Huntington Ingalls Industries	2,962		554,486
IDEX	5,656		1,218,529
Illinois Tool Works	22,204		5,193,960
Ingersoll Rand	31,567		1,774,381
Johnson Controls International	55,084		4,002,954
L3Harris Technologies	15,142		3,169,069
Lockheed Martin	19,223		7,480,246
Masco	18,756		1,187,817
Northrop Grumman	11,589		4,286,771
Otis Worldwide	33,289		2,843,879
PACCAR	27,121		2,521,982
Parker-Hannifin	9,896		3,067,859
Pentair	11,885	[b]	757,074
Quanta Services	11,382		1,169,159
Raytheon Technologies	116,355		10,494,057
Rockwell Automation	9,057		2,619,466
Roper Technologies	8,186		3,578,592
Snap-on	4,348		905,471
Stanley Black & Decker	12,765		2,229,407
Textron	17,054		1,160,695
The Boeing Company	42,922	[a]	8,594,701
Trane Technologies	18,389		3,183,136
TransDigm Group	4,088	[a]	2,518,985
United Rentals	5,629	[a]	1,801,955
W.W. Grainger	3,312		1,639,804
Westinghouse Air Brake Technologies	14,553		1,293,762
Xylem	14,009		1,471,225
			156,367,907
Commercial & Professional Services - .8%
Cintas	6,712		2,627,949
Copart	16,513	[a]	2,134,305
Equifax	9,473		2,271,246
IHS Markit	30,967		3,616,636
Jacobs Engineering Group	9,974		1,298,415
Leidos Holdings	10,575		945,934
Nielsen Holdings	26,478		499,375

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	16,501		2,106,518
Robert Half International	9,043		1,024,210
Rollins	19,475		600,804
Verisk Analytics	12,387		2,429,462
Waste Management	29,997		4,512,749
			24,067,603
Consumer Durables & Apparel - 1.0%
D.R. Horton	25,504		2,275,467
Garmin	11,811		1,469,525
Hasbro	10,389		960,775
Lennar, Cl. A	20,779		1,997,070
Mohawk Industries	4,174	[a]	658,949
Newell Brands	32,237		748,221
NIKE, Cl. B	99,333		14,708,237
NVR	252	[a]	1,342,459
PulteGroup	19,192		1,011,226
PVH	5,700		541,557
Ralph Lauren	4,275		473,841
Tapestry	22,510		854,254
Under Armour, Cl. A	15,798	[a]	297,476
Under Armour, Cl. C	19,429	[a]	310,670
VF	24,977		1,628,750
Whirlpool	4,440	[b]	933,244
			30,211,721
Consumer Services - 1.9%
Booking Holdings	3,179	[a]	7,808,037
Caesars Entertainment	17,132	[a]	1,304,430
Carnival	61,986	[a,b]	1,227,943
Chipotle Mexican Grill	2,179	[a]	3,237,079
Darden Restaurants	10,020		1,401,497
Domino's Pizza	2,771		1,259,835
Expedia Group	11,169	[a]	2,047,166
Hilton Worldwide Holdings	21,752	[a]	3,156,433
Las Vegas Sands	27,082	[a]	1,186,192
Marriott International, Cl. A	21,437	[a]	3,453,929
McDonald's	58,089		15,071,191
MGM Resorts International	30,258		1,292,622
Norwegian Cruise Line Holdings	27,535	[a]	573,554
Penn National Gaming	12,825	[a]	584,948
Royal Caribbean Cruises	17,394	[a]	1,353,427
Starbucks	91,730		9,018,894
Wynn Resorts	8,438	[a,b]	721,027
Yum! Brands	23,052		2,885,419
			57,583,623

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.1%
American Express	48,666		8,751,120
Ameriprise Financial	8,790		2,674,885
Berkshire Hathaway, Cl. B	142,366	[a]	44,563,405
BlackRock	11,101		9,135,457
Capital One Financial	33,144		4,863,219
Cboe Global Markets	8,598		1,019,121
CME Group	28,132		6,456,294
Discover Financial Services	22,461		2,599,861
FactSet Research Systems	2,894		1,220,950
Franklin Resources	21,681		693,142
Intercontinental Exchange	44,057		5,580,260
Invesco	28,406		643,680
MarketAxess Holdings	3,099		1,067,544
Moody's	12,573		4,312,539
Morgan Stanley	111,594		11,442,849
MSCI	6,390		3,425,807
Nasdaq	9,039		1,619,879
Northern Trust	15,971		1,862,857
Raymond James Financial	14,884		1,575,769
S&P Global	18,729	[b]	7,776,655
State Street	29,000		2,740,500
Synchrony Financial	42,700		1,818,593
T. Rowe Price Group	17,371		2,682,604
The Bank of New York Mellon	58,719		3,479,688
The Charles Schwab	116,869		10,249,411
The Goldman Sachs Group	26,389		9,359,650
			151,615,739
Energy - 3.3%
APA	30,228		1,003,872
Baker Hughes	68,112		1,868,993
Chevron	149,853		19,680,194
ConocoPhillips	102,117		9,049,609
Coterra Energy	60,527		1,325,541
Devon Energy	49,774		2,517,071
Diamondback Energy	13,241		1,670,485
EOG Resources	45,319		5,052,162
Exxon Mobil	329,106		24,998,892
Halliburton	68,665		2,110,762
Hess	21,198		1,956,363
Kinder Morgan	148,374		2,575,773
Marathon Oil	64,536		1,256,516
Marathon Petroleum	47,419		3,402,313
Occidental Petroleum	69,001		2,599,268
ONEOK	35,025		2,125,317

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.3% (continued)
Phillips 66	34,415		2,918,048
Pioneer Natural Resources	17,967		3,932,797
Schlumberger	108,196		4,227,218
The Williams Companies	92,703	[b]	2,775,528
Valero Energy	31,776		2,636,455
			99,683,177
Food & Staples Retailing - 1.4%
Costco Wholesale	34,346		17,349,195
Sysco	39,797		3,110,136
The Kroger Company	53,120		2,315,501
Walgreens Boots Alliance	56,778		2,825,273
Walmart	110,553		15,456,415
			41,056,520
Food, Beverage & Tobacco - 3.1%
Altria Group	142,012		7,225,571
Archer-Daniels-Midland	42,907		3,218,025
Brown-Forman, Cl. B	13,834		932,827
Campbell Soup	16,481		727,142
Conagra Brands	36,929		1,283,652
Constellation Brands, Cl. A	12,670		3,012,292
General Mills	47,573		3,267,314
Hormel Foods	23,152		1,099,025
Kellogg	19,754		1,244,502
Lamb Weston Holdings	10,206		655,327
McCormick & Co.	19,297		1,935,682
Molson Coors Beverage, Cl. B	15,049		717,235
Mondelez International, Cl. A	107,961		7,236,626
Monster Beverage	29,706	[a]	2,576,104
PepsiCo	107,484		18,650,624
Philip Morris International	121,024		12,447,318
The Coca-Cola Company	302,202		18,437,344
The Hershey Company	11,368		2,240,292
The J.M. Smucker Company	8,272		1,162,878
The Kraft Heinz Company	54,768		1,960,694
Tyson Foods, Cl. A	23,123		2,101,649
			92,132,123
Health Care Equipment & Services - 5.6%
Abbott Laboratories	137,462		17,520,906
ABIOMED	3,705	[a]	1,096,198
Align Technology	5,780	[a]	2,860,869
AmerisourceBergen	11,623		1,583,053
Anthem	18,859		8,316,630
Baxter International	38,588		3,296,959
Becton Dickinson & Co.	22,447		5,704,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 5.6% (continued)
Boston Scientific	110,865	[a]	4,756,108
Cardinal Health	21,262		1,096,481
Centene	45,199	[a]	3,514,674
Cerner	22,847		2,083,646
Cigna	25,902		5,969,375
CVS Health	102,618		10,929,843
DaVita	5,567	[a]	603,296
Dentsply Sirona	15,962		852,690
DexCom	7,522	[a]	3,238,071
Edwards Lifesciences	48,824	[a]	5,331,581
HCA Healthcare	18,648		4,476,452
Henry Schein	11,229	[a]	845,544
Hologic	19,910	[a]	1,398,478
Humana	10,005		3,926,962
IDEXX Laboratories	6,591	[a]	3,343,614
Intuitive Surgical	27,750	[a]	7,885,995
Laboratory Corp. of America Holdings	7,517	[a]	2,039,813
McKesson	11,747		3,015,690
Medtronic	104,620		10,827,124
Quest Diagnostics	9,629		1,300,108
ResMed	11,460		2,619,756
Steris	7,772		1,744,037
Stryker	26,100		6,474,105
Teleflex	3,476		1,078,220
The Cooper Companies	3,784		1,507,167
UnitedHealth Group	73,217		34,600,158
Universal Health Services, Cl. B	5,095		662,656
Zimmer Biomet Holdings	16,128		1,984,067
			168,485,007
Household & Personal Products - 1.6%
Church & Dwight	19,277		1,978,784
Colgate-Palmolive	65,521		5,402,206
Kimberly-Clark	26,097		3,592,252
The Clorox Company	9,528		1,599,370
The Estee Lauder Companies, Cl. A	18,138		5,655,247
The Procter & Gamble Company	188,120		30,183,854
			48,411,713
Insurance - 1.9%
Aflac	46,723		2,935,139
American International Group	64,219		3,708,647
Aon, Cl. A	17,185		4,750,621
Arthur J. Gallagher & Co.	16,097		2,542,360
Assurant	4,176		636,882
Brown & Brown	17,873		1,184,622

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 1.9% (continued)
Chubb	33,231		6,555,812
Cincinnati Financial	11,527		1,358,226
Everest Re Group	3,222		913,115
Globe Life	6,557		670,781
Lincoln National	12,150		850,257
Loews	15,267		910,829
Marsh & McLennan	39,557		6,077,537
MetLife	55,277		3,706,876
Principal Financial Group	18,967		1,385,729
Prudential Financial	29,151		3,252,377
The Allstate	21,968		2,650,879
The Hartford Financial Services Group	26,732		1,921,229
The Progressive	45,568		4,951,419
The Travelers Companies	18,873		3,136,315
W.R. Berkley	11,286		953,667
Willis Towers Watson	9,499		2,222,386
			57,275,705
Materials - 2.5%
Air Products & Chemicals	17,208		4,854,721
Albemarle	9,168		2,023,744
Amcor	115,720		1,389,797
Avery Dennison	6,303		1,294,762
Ball	24,746		2,402,837
Celanese	8,504	[a]	1,324,158
CF Industries Holdings	16,178		1,114,179
Corteva	57,379		2,758,782
Dow	58,091		3,469,775
DuPont de Nemours	40,882		3,131,561
Eastman Chemical	10,276		1,222,125
Ecolab	19,393		3,674,004
FMC	9,791		1,080,633
Freeport-McMoRan	114,155		4,248,849
International Flavors & Fragrances	19,898		2,624,944
International Paper	29,472		1,422,024
Linde	39,845		12,697,805
LyondellBasell Industries, Cl. A	20,649		1,997,378
Martin Marietta Materials	4,889		1,902,408
Newmont	61,779		3,779,021
Nucor	22,369		2,268,217
Packaging Corp. of America	7,738		1,165,575
PPG Industries	18,724		2,924,689
Sealed Air	10,592		719,409
The Mosaic Company	29,402		1,174,610
The Sherwin-Williams Company	18,752		5,372,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.5% (continued)
Vulcan Materials	10,362		1,971,992
WestRock	20,549		948,542
			74,959,176
Media & Entertainment - 8.7%
Activision Blizzard	60,390	[a]	4,771,414
Alphabet, Cl. A	23,384	[a]	63,278,741
Alphabet, Cl. C	21,736	[a]	58,990,852
Charter Communications, Cl. A	9,539	[a]	5,659,870
Comcast, Cl. A	354,441		17,718,506
Discovery, Cl. A	14,582	[a,b]	406,984
Discovery, Cl. C	25,450	[a]	696,057
DISH Network, Cl. A	21,170	[a,b]	664,738
Electronic Arts	21,699		2,878,589
Fox, Cl. A	24,050	[a]	976,670
Fox, Cl. B	11,773	[a]	437,720
Live Nation Entertainment	10,961	[a]	1,200,339
Match Group	21,725	[a]	2,448,407
Meta Platforms, Cl. A	183,948	[a]	57,623,550
Netflix	34,434	[a]	14,708,139
News Corporation, Cl. A	29,313	[a]	651,921
News Corporation, Cl. B	10,719	[a]	238,391
Omnicom Group	16,071		1,211,111
Take-Two Interactive Software	8,948	[a]	1,461,566
The Interpublic Group of Companies	31,859		1,132,269
The Walt Disney Company	141,258	[a]	20,195,656
Twitter	62,825	[a]	2,356,566
ViacomCBS, Cl. B	45,553		1,523,748
			261,231,804
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
AbbVie	137,430		18,812,793
Agilent Technologies	23,436		3,265,104
Amgen	43,787		9,945,779
Biogen	11,273	[a]	2,547,698
Bio-Rad Laboratories, Cl. A	1,660	[a]	995,552
Bio-Techne	2,943		1,107,775
Bristol-Myers Squibb	172,549		11,196,705
Catalent	13,308	[a]	1,383,100
Charles River Laboratories International	3,875	[a]	1,277,820
Danaher	49,439		14,129,172
Eli Lilly & Co.	61,721		15,145,716
Gilead Sciences	98,365		6,755,708
Illumina	12,169	[a]	4,244,791
Incyte	14,203	[a]	1,055,709
IQVIA Holdings	14,819	[a]	3,629,173

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.3% (continued)
Johnson & Johnson	204,651		35,259,321
Merck & Co.	196,360		15,999,413
Mettler-Toledo International	1,770	[a]	2,606,644
Moderna	27,314	[a]	4,625,080
Organon & Co.	19,039		607,534
PerkinElmer	10,023		1,725,660
Pfizer	436,329		22,990,175
Regeneron Pharmaceuticals	8,218	[a]	5,001,393
Thermo Fisher Scientific	30,632		17,806,382
Vertex Pharmaceuticals	19,764	[a]	4,803,640
Viatris	98,247		1,470,758
Waters	4,740	[a]	1,517,369
West Pharmaceutical Services	5,809		2,284,215
Zoetis	36,775		7,347,277
			219,537,456
Real Estate - 2.7%
Alexandria Real Estate Equities	11,007	[c]	2,144,604
American Tower	35,403	[c]	8,903,854
AvalonBay Communities	10,869	[c]	2,654,536
Boston Properties	10,481	[c]	1,174,710
CBRE Group, Cl. A	25,711	[a]	2,605,553
Crown Castle International	33,874	[c]	6,182,344
Digital Realty Trust	22,005	[c]	3,283,806
Duke Realty	29,891	[c]	1,727,102
Equinix	7,040	[c]	5,103,296
Equity Residential	26,804	[c]	2,378,319
Essex Property Trust	5,060	[c]	1,682,450
Extra Space Storage	10,391	[c]	2,059,392
Federal Realty Investment Trust	5,851	[c]	745,944
Healthpeak Properties	41,261	[c]	1,459,402
Host Hotels & Resorts	52,245	[a,c]	905,928
Iron Mountain	23,404	[c]	1,074,712
Kimco Realty	47,012	[c]	1,140,511
Mid-America Apartment Communities	8,951	[c]	1,849,993
Prologis	57,473	[c]	9,012,916
Public Storage	11,866	[c]	4,254,317
Realty Income	44,437	[c]	3,084,372
Regency Centers	11,193	[c]	803,098
SBA Communications	8,397	[c]	2,732,720
Simon Property Group	25,381	[c]	3,736,083
UDR	22,616	[c]	1,285,493
Ventas	30,776	[c]	1,631,744
Vornado Realty Trust	13,489	[c]	553,184

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.7% (continued)
Welltower	33,790	[c]	2,927,228
Weyerhaeuser	59,003	[c]	2,385,491
			79,483,102
Retailing - 6.4%
Advance Auto Parts	4,748		1,099,209
Amazon.com	33,905	[a]	101,425,790
AutoZone	1,620	[a]	3,217,887
Bath & Body Works	20,586		1,154,257
Best Buy	17,393		1,726,777
CarMax	12,580	[a]	1,398,519
Dollar General	18,129		3,779,534
Dollar Tree	17,665	[a]	2,318,001
eBay	48,301		2,901,441
Etsy	9,958	[a]	1,564,203
Genuine Parts	11,081		1,476,322
LKQ	20,818		1,142,700
Lowe's	53,828		12,776,076
O'Reilly Automotive	5,215	[a]	3,398,876
Pool	3,099		1,475,899
Ross Stores	27,399		2,678,252
Target	37,925		8,359,808
The Gap	18,536		334,946
The Home Depot	82,041		30,107,406
The TJX Companies	93,007		6,693,714
Tractor Supply	8,880		1,938,593
Ulta Beauty	4,219	[a]	1,534,619
			192,502,829
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices	93,876	[a]	10,725,333
Analog Devices	41,603		6,821,644
Applied Materials	70,191		9,698,992
Broadcom	31,998		18,746,988
Enphase Energy	10,413	[a]	1,462,714
Intel	316,157		15,434,785
KLA	11,805		4,595,332
Lam Research	10,913		6,437,797
Microchip Technology	43,581		3,376,656
Micron Technology	86,719		7,134,372
Monolithic Power Systems	3,332		1,342,563
NVIDIA	194,343		47,586,827
NXP Semiconductors	20,701		4,252,813
Qorvo	8,293	[a]	1,138,463
Qualcomm	87,066		15,302,720
Skyworks Solutions	12,880		1,887,178

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 5.9% (continued)
SolarEdge Technologies	3,900	[a]	929,058
Teradyne	12,665		1,487,251
Texas Instruments	71,792		12,885,946
Xilinx	19,469		3,768,225
			175,015,657
Software & Services - 13.7%
Accenture, Cl. A	49,102		17,361,485
Adobe	36,987	[a]	19,762,154
Akamai Technologies	12,539	[a]	1,436,342
Ansys	6,821	[a]	2,319,208
Autodesk	17,128	[a]	4,278,403
Automatic Data Processing	32,686		6,738,873
Broadridge Financial Solutions	9,062		1,442,852
Cadence Design Systems	21,861	[a]	3,325,933
Ceridian HCM Holding	10,313	[a]	781,932
Citrix Systems	10,108		1,030,410
Cognizant Technology Solutions, Cl. A	40,654		3,472,665
DXC Technology	18,916	[a]	568,993
EPAM Systems	4,364	[a]	2,077,875
Fidelity National Information Services	47,337		5,676,653
Fiserv	46,285	[a]	4,892,324
FLEETCOR Technologies	6,251	[a]	1,489,363
Fortinet	10,661	[a]	3,168,876
Gartner	6,469	[a]	1,901,174
Global Payments	22,865		3,427,006
International Business Machines	69,715		9,311,833
Intuit	22,013		12,222,278
Jack Henry & Associates	6,034		1,012,566
Mastercard, Cl. A	67,436		26,055,922
Microsoft	583,650		181,503,477
NortonLifeLock	43,815		1,139,628
Oracle	125,380		10,175,841
Paychex	25,331		2,982,979
Paycom Software	3,655	[a]	1,225,521
PayPal Holdings	91,336	[a]	15,704,312
PTC	8,239	[a]	957,866
salesforce.com	76,105	[a]	17,704,306
ServiceNow	15,470	[a]	9,062,017
Synopsys	11,848	[a]	3,678,804
Tyler Technologies	3,193	[a]	1,512,843
Verisign	7,558	[a]	1,641,446
Visa, Cl. A	130,365	[b]	29,484,652
			410,528,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 8.9%
Amphenol, Cl. A	46,418		3,694,409
Apple	1,211,619		211,766,769
Arista Networks	17,437	[a]	2,167,593
CDW	10,289		1,945,135
Cisco Systems	327,867		18,252,356
Corning	60,454		2,541,486
F5	4,938	[a]	1,025,228
Hewlett Packard Enterprise	100,393		1,639,418
HP	89,940		3,303,496
IPG Photonics	2,827	[a]	436,687
Juniper Networks	23,675		824,363
Keysight Technologies	14,467	[a]	2,442,319
Motorola Solutions	13,067		3,030,760
NetApp	17,119		1,480,965
Seagate Technology Holdings	16,267		1,743,009
TE Connectivity	25,332		3,622,729
Teledyne Technologies	3,627	[a]	1,528,527
Trimble	19,513	[a]	1,408,058
Western Digital	24,032	[a]	1,243,416
Zebra Technologies, Cl. A	4,160	[a]	2,117,939
			266,214,662
Telecommunication Services - 1.3%
AT&T	555,122		14,155,611
Lumen Technologies	68,455		846,104
T-Mobile US	45,858	[a]	4,960,460
Verizon Communications	321,845		17,131,809
			37,093,984
Transportation - 1.8%
Alaska Air Group	10,580	[a]	579,149
American Airlines Group	51,239	[a,b]	843,906
C.H. Robinson Worldwide	9,911		1,037,186
CSX	171,067		5,853,913
Delta Air Lines	50,085	[a]	1,987,874
Expeditors International of Washington	13,226		1,514,112
FedEx	19,038		4,680,683
J.B. Hunt Transport Services	6,817		1,312,545
Norfolk Southern	19,002		5,168,354
Old Dominion Freight Line	7,136		2,154,572
Southwest Airlines	46,491	[a]	2,080,937
Union Pacific	49,975		12,221,386
United Airlines Holdings	25,942	[a]	1,112,393
United Parcel Service, Cl. B	56,683		11,461,869
			52,008,879

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 2.5%
Alliant Energy		18,911		1,132,012
Ameren		20,165		1,789,442
American Electric Power		38,955		3,521,532
American Water Works		14,303		2,299,922
Atmos Energy		10,175		1,090,963
CenterPoint Energy		48,052		1,362,755
CMS Energy		22,426		1,443,786
Consolidated Edison		27,784		2,401,927
Dominion Energy		62,960		5,078,354
DTE Energy		14,930		1,798,020
Duke Energy		59,313		6,231,424
Edison International		29,173		1,831,773
Entergy		15,641		1,748,195
Evergy		18,738		1,217,220
Eversource Energy		26,930		2,409,966
Exelon		75,808		4,393,074
FirstEnergy		42,072		1,765,341
NextEra Energy		152,531		11,915,722
NiSource		32,836		958,154
NRG Energy		17,228		687,914
Pinnacle West Capital		9,658		672,293
PPL		59,162		1,755,928
Public Service Enterprise Group		39,748		2,644,434
Sempra Energy		24,650		3,405,644
The AES		54,394		1,206,459
The Southern Company		81,438		5,659,127
WEC Energy Group		24,775		2,404,166
Xcel Energy		41,331		2,879,117
				75,704,664
Total Common Stocks (cost $732,908,300)				2,972,260,342
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,702,024)	0.09	16,702,024	[d]	16,702,024

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,930,082)	0.09	1,930,082	[d]	1,930,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $751,540,406)	99.9%	2,990,892,448
Cash and Receivables (Net)	.1%	2,109,517
Net Assets	100.0%	2,993,001,965

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $41,459,082 and the value of the collateral was $42,256,013, consisting of cash collateral of $1,930,082 and U.S. Government & Agency securities valued at $40,325,931. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	91	3/18/2022	21,226,756	20,494,338	(732,418)
Gross Unrealized Depreciation				(732,418)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,972,260,342	-	-	2,972,260,342
Investment Companies	18,632,106	-	-	18,632,106
Liabilities ($)
Other Financial Instruments:
Futures††	(732,418)	-	-	(732,418)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized appreciation on investments was $2,239,352,042, consisting of $2,265,695,258 gross unrealized appreciation and $26,343,216 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.